TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of trade receivables

	As of December 31,
	2019	2018

Trade receivables	897	4,766

Trade receivables, net – Non-current	897	4,766

Current accounts	920,937	1,096,072
Trade receivables with related parties (Note 26)	41,696	46,744
Allowance for doubtful accounts (Note 19)	(12,961)	(14,346)

Trade receivables, net - Current	949,672	1,128,470

	Trade receivables, net as of December 31, 2019
	Total	Fully performing	Past due

Guaranteed	469,087	424,052	45,035
Not guaranteed	494,443	453,184	41,259

Trade receivables	963,530	877,236	86,294

Allowance for doubtful accounts (Note 19)	(12,961)	—	(12,961)

Trade receivables, net	950,569	877,236	73,333

	Trade receivables, net as of December 31, 2018
	Total	Fully performing	Past due

Guaranteed	564,015	502,822	61,193
Not guaranteed	583,567	532,214	51,353

Trade receivables	1,147,582	1,035,036	112,546

Allowance for doubtful accounts (Note 19)	(14,346)	—	(14,346)

Trade receivables, net	1,133,236	1,035,036	98,200